FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Financial Instruments - Classification
All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	Note	12/31/2025	12/31/2024
Assets
Amortized cost
Cash and cash equivalents	5	15,179,753	9,018,818
Trade accounts receivable	7	6,560,607	9,132,860
Other assets (1)		595,069	628,275
		22,335,429	18,779,953
Fair value through other comprehensive income
Investments	14.1	901,181	1,138,066
		901,181	1,138,066
Fair value through profit or loss
Derivative financial instruments	4.5.1	9,571,661	3,887,100
Marketable securities	6	10,252,454	13,363,511
		19,824,115	17,250,611
		43,060,725	37,168,630
Liabilities
Amortized cost
Trade accounts payable	17	5,141,386	6,033,285
Loans, financing and debentures	18.1	94,801,257	101,435,531
Lease liabilities	19.2	6,929,890	6,972,915
Liabilities for assets acquisitions and subsidiaries	23	94,840	120,490
Dividends and interests on own capital payable		1,393,121	2,200,917
Other liabilities (1)		141,884	143,330
		108,502,378	116,906,468
Fair value through profit or loss
Derivative financial instruments	4.5.1	9,341,349	10,454,820
		9,341,349	10,454,820
		117,843,727	127,361,288
		74,783,002	90,192,658
(1)Does not include items not classified as financial instruments.

Financial Instruments - Fair Value
The estimated fair values of loans and financing are set forth below:

	Yield used to discount/methodology	12/31/2025	12/31/2024
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	36,655,663	48,734,909
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	18,404,795	22,740,891
Assets Financing	SOFR	277,172	422,115
ECA - Export Credit Agency	SOFR	1,979,202	864,202
IFC - International Finance Corporation	SOFR	5,442,675	6,261,715
Panda Bonds - CNY	Fixed	1,964,329	951,125
In local currency
BNDES – TJLP	DI 1	95,167	171,109
BNDES – TLP	DI 1	4,193,766	3,275,012
BNDES – TR	DI 1	90,356	33,466
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	547,000	645,139
BNDES – UMBNDES	DI 2	253,500	106,966
Assets Financing	DI 1	49,911	60,566
Debentures	DI 1/IPCA	10,873,596	12,002,992
NCE (“Export Credit Notes”)	DI 1	105,865	108,308
NCR (“Rural Credit Notes”)	DI 1	5,520,478	2,424,457
CPR ("Rural Product Note")	DI 1	1,472,697
ECO INVEST – Agroindustrial Credit	DI 1	334,422
		88,260,594	98,802,972

Financial Instrument - Liquidity risk
The amounts as set forth below consist of undiscounted cash flow, and include interest payments and exchange rate variations, and therefore may not reconcile with the amounts disclosed in the balance sheet.

						12/31/2025
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,141,386	5,141,386	5,141,386
Loans, financing and debentures	94,801,257	136,586,565	5,690,098	16,894,643	46,428,491	67,573,333
Lease liabilities	6,929,890	13,281,230	2,761,632	1,235,951	3,161,325	6,122,322
Liabilities for asset acquisitions and subsidiaries	94,840	115,108	19,904	18,993	76,211
Derivative financial instruments	9,341,349	13,741,567	1,139,273	849,920	3,815,705	7,936,669
Dividends and interests on own capital payable	1,393,121	1,393,121	1,393,121
Other liabilities	141,884	141,884	49,554	92,330
	117,843,727	170,400,861	16,194,968	19,091,837	53,481,732	81,632,324

						12/31/2024
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	6,033,285	6,033,285	6,033,285
Loans, financing and debentures	101,435,531	142,028,543	13,599,011	14,235,170	50,858,667	63,335,695
Lease liabilities	6,972,915	12,099,294	1,302,590	1,176,832	3,094,493	6,525,379
Liabilities for asset acquisitions and subsidiaries	120,490	146,082	23,425	22,400	100,257
Derivative financial instruments	10,454,820	13,878,150	1,676,180	957,540	1,489,357	9,755,073
Dividends and interests on own capital payable	2,200,917	2,200,917	2,200,917
Other liabilities	143,330	143,330	60,892	82,438
	127,361,288	176,529,601	24,896,300	16,474,380	55,542,774	79,616,147

Schedule of credit exposures using internal credit grading
The risk classification of trade accounts receivable is set forth below:

	Consolidated
	12/31/2025	12/31/2024
Low - current and overdue up to 30 days	6,270,686	8,899,516
Average - overdue between 30 and 90 days	154,155	174,048
High - overdue more than 90 days	267,314	89,596
	6,692,155	9,163,160

Schedule of the book value of financial assets representing the exposure to credit risk
The book value of financial assets representing exposure to credit risk is set forth below:

	Consolidated
	12/31/2025	12/31/2024
Cash and cash equivalents	15,179,753	9,018,818
Marketable securities	10,252,454	13,363,511
Derivative financial instruments (1)	9,571,661	3,887,100
	35,003,868	26,269,429
1) Does not include the derivative embedded in a forest partnership agreement for the supply of standing wood, which is not a transaction with a financial institution.

Schedule of credit exposures using external credit grading
The counterparties, mainly financial institutions, with whom the transactions are performed classified under cash and cash equivalents, marketable securities and derivatives financial instruments, are rated by the main ratings agencies. The risk ratings are set forth below:

	Cash and cash equivalents and marketable securities		Derivative financial instruments
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Risk rating (1)
AAA				232,908
AA-			476,535	286,906
A+	9,055		94,638	148,029
A			6,146
A-	37,081
brAAA	24,984,803	20,830,651	8,870,122	2,747,948
brAA+	576	658,880
brAA	473	755
brAA-	252,945	19	9,246
brA	117,736	31,504
brBBB-		3
brBB		710
brBB-	17	750,359		156,450
Others	29,521	109,448	114,974	314,859
	25,432,207	22,382,329	9,571,661	3,887,100
1) We use the Brazilian Risk Ratings issued by the agencies Fitch Ratings, Standard & Poor’s and Moody’s.

Financial Instruments - Exchange rate risk management
The assets and liabilities that are exposed to foreign currency, substantially in USD, are set forth below:

	12/31/2025	12/31/2024
Assets
Cash and cash equivalents	11,919,897	6,496,039
Marketable securities	427,329	70,255
Trade accounts receivable	4,705,509	7,090,160
Derivative financial instruments	5,404,458	3,887,100
	22,457,193	17,543,554
Liabilities
Trade accounts payable	(1,075,590)	(1,350,763)
Loans and financing	(70,357,356)	(83,004,915)
Liabilities for asset acquisitions and subsidiaries	(66,446)	(93,308)
Derivative financial instruments	(4,614,888)	(10,448,379)
	(76,114,280)	(94,897,365)
	(53,657,087)	(77,353,811)

Financial Instruments - sensitivity analysis
The following table set forth the potential impacts at their absolute amounts:

	12/31/2025
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)
Cash and cash equivalents	11,919,897	(2,979,974)	(5,959,949)
Marketable securities	427,329	(106,832)	(213,665)
Trade accounts receivable	4,705,509	(1,176,377)	(2,352,755)
Trade accounts payable	(1,075,590)	(268,898)	(537,795)
Loans and financing	(70,357,356)	(17,589,339)	(35,178,678)
Liabilities for asset acquisitions and subsidiaries	(66,446)	(16,612)	(33,223)
The following table set out the possible impacts assuming these scenarios:

	12/31/2025
	Effect on profit or loss
	Probable (base value)	Possible 25%	Remote 50%
Dollar/Real
Derivative financial instruments
Derivative options	979,705	(5,707,051)	(13,025,130)
Derivative swaps	(851,428)	(3,164,776)	(6,396,550)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	24,355	(121,626)	(243,252)
Embedded derivatives	112,058	(177,738)	(355,477)
Commodity Derivatives	(34,379)	(9,503)	(18,280)

The following table set forth the possible impacts assuming these scenarios in absolute amounts:

	12/31/2025
	Effect on profit or loss
	Probable	Possible (25%)	Remote (50%)
CDI/SELIC
Cash and cash equivalents	3,204,403	(119,364)	(238,728)
Marketable securities	7,917,258	(294,918)	(589,836)
Loans and financing	8,825,045	(328,733)	(657,466)
TJLP
Loans and financing	101,302	(2,297)	(4,594)
SOFR
Loans and financing	25,195,489	(243,766)	(487,533)
The following table sets out the possible impacts of these assumed scenarios:

	12/31/2025
	Effect on profit or loss
	Probable	Probable 25%	Remote 50%
CDI
Derivative financial instruments
Liabilities
Derivative options	979,705	(654,459)	(1,256,399)
Derivative swaps	(851,428)	(646,114)	(1,188,904)
SOFR
Derivative financial instruments
Liabilities
Derivative swaps	(851,428)	(130,162)	(253,566)
The following table sets out the possible impacts, assuming these scenarios in absolute amounts:

	12/31/2025
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	112,058	(27,632)	(58,468)

Summary of yield curves used to calculate fair value of derivative financial instruments
The yield curves used to calculate the fair value as of December 31, 2025 are as set forth below:

Interest rate curves
Term	Brazil (1)	United States of America (2)	US Dollar coupon (1)
1M	14.90% p.a	3.70% p.a	23.28% p.a
6M	14.57% p.a	3.58% p.a	7.91% p.a
1Y	13.82% p.a	3.43% pa.	6.36% p.a
2Y	13.19% p.a	3.31% p.a	5.58% p.a
3Y	13.19% p.a	3.35% pa.	5.45% p.a
5Y	13.47% p.a	3.48% p.a	5.64% p.a
10Y	13.53% p.a	3.81% p.a	6.77% p.a

1) Source: B3
2) Source: Bloomberg

Financial Instruments - Sensitivity analysis foreign exchange - derivative
The positions of outstanding derivatives are set forth below:

	Notional value, net in U.S.$		Fair value in R$
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Instruments as part of cash flow protection strategy
Cash flow hedge
Zero Cost Collar	6,156,400	6,852,200	979,705	(4,328,970)
NDF (R$ x US$)	90,000	581,000	24,355	(331,876)

Debt hedges
Swap SOFR x Fixed (US$)	2,400,260	1,973,705	92,248	394,129
Swap IPCA x CDI (notional in Brazilian Reais)	10,466,620	8,128,395	(660,777)	(825,899)
Swap CNY x Fixed (US$)	362,736		35,288	(6,440)
Swap CDI x Fixed (US$)	1,635,783	909,612	(161,443)	(776,261)
Pre-fixed Swap to CDI (notional in Brazilian Reais)	2,400,000		8,362
Swap CDI x SOFR (US$)	660,171	610,171	(165,105)	(590,764)
Swap SOFR x SOFR (US$)		150,961		(37,850)

Commodity Hedge and other
Swap US$ e US-CPI (1)	153,342	138,439	112,058	(80,759)
Zero Cost Collar (Brent)	359,677	163,941	(33,279)	6,097
Swap VLSFO/Brent	1,217	39,706	(1,100)	10,873
			230,312	(6,567,720)

Current assets			1,556,978	1,006,427
Non-current assets			8,014,683	2,880,673
Current liabilities			(1,205,029)	(2,760,273)
Non-current liabilities			(8,136,320)	(7,694,547)
			230,312	(6,567,720)
(1)The embedded derivative refers to a swap contract for the sale of price variations in US$ and US-CPI within the term of a forest partnership with a standing wood supply contract.

Financial Instruments - Fair Value Maturity

	12/31/2025	12/31/2024
2026	351,949	(1,753,846)
2027	674,290	(1,699,768)
2028	96,273	(36,905)
2029 onwards	(892,200)	(3,077,201)
	230,312	(6,567,720)

Financial Instruments - Outstanding assets and liabilities
The outstanding derivatives positions are set forth below:

		Notional value		Fair value in R$
	Currency	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Debt hedges
Assets
Swap CDI to Fixed	R$	8,788,534	4,748,394	2,525,172	1,482,759
Swap Pre-Fixed to US$	US$
Swap SOFR to Fixed	US$	2,400,260	1,973,705	492,458	424,824
Swap IPCA to CDI	R$	11,059,169	8,382,699	1,549,779	927,586
Pre-fixed Swap to CDI	R$	2,400,000		1,562,789
Swap CDI to SOFR	R$	3,399,600	3,117,625	915,431	754,173
Swap CNY to Fixed	CNY	2,600,000		509,116
Swap SOFR to SOFR	US$		150,961		4,949
				7,554,745	3,594,291
Liabilities
Swap CDI to Fixed	US$	1,635,783	909,612	(2,686,614)	(2,259,020)
Swap Pre-Fixed to US$	US$
Swap SOFR to Fixed	US$	2,400,260	1,973,705	(400,210)	(30,695)
Swap IPCA to CDI	R$	10,466,620	8,128,395	(2,210,556)	(1,753,485)
Pre-fixed Swap to CDI	R$	2,400,000		(1,554,427)
Swap CDI to SOFR	US$	660,171	610,171	(1,080,537)	(1,344,937)
Swap CNY to Fixed	US$	362,736		(473,828)	(6,440)
Swap SOFR to SOFR	US$		150,961		(42,799)
				(8,406,172)	(5,437,376)
				(851,427)	(1,843,085)
Cash flow hedge
Zero Cost Collar (US$ x R$)	US$	6,156,400	6,852,200	979,705	(4,328,970)
NDF (R$ x US$)	US$	90,000	581,000	24,355	(331,876)
				1,004,060	(4,660,846)
Commodity Hedge and other
Swap US-CPI (standing wood) (1)	US$	153,342	138,439	112,058	(80,759)
Zero Cost Collar (Brent)	US$	359,677	163,941	(33,279)	6,097
Swap VLSFO/Brent	US$	1,217	39,706	(1,100)	10,873
				77,679	(63,789)
				230,312	(6,567,720)
(1)The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.

Financial Instruments - Fair Value Settled
The settled derivatives positions are set forth below:

	12/31/2025	12/31/2024
Cash flow hedge
Zero Cost Collar (R$ x US$)	9,922	645,759
NDF (R$ x US$)	(15,388)	(68,695)
NDF (€ x US$)	(26)	73,781
	(5,492)	650,845

Commodity Hedge and other	(712)	89,327
Swap VLSFO/Brent	(712)	89,327

Debt hedges
Swap CDI to Fixed (US$)	408,373	(1,635,058)
Swap IPCA to CDI (Brazilian Reais)	(321,139)	(59,243)
Swap CNH to fixed US$	(16,455)
Swap Pre-Fixed to US$		(221,462)
Swap SOFR to SOFR (US$)	1,504
Swap CDI to SOFR (US$)	212,326	19,074
Swap SOFR to Fixed (US$)	252,250	603,737
	536,859	(1,290,753)
	530,655	(550,581)

Financial Instruments - Fair Value Hierarchy

				12/31/2025
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		9,571,661		9,571,661
Marketable securities	1,274,439	8,978,015		10,252,454
	1,274,439	18,549,676		19,824,115
At fair value through other comprehensive income
Other investments (note 14.1)	865,986		35,195	901,181
	865,986		35,195	901,181

Biological assets			26,097,164	26,097,164
			26,097,164	26,097,164
Total assets	2,140,425	18,549,676	26,132,359	46,822,460

Liabilities
At fair value through profit or loss
Derivative financial instruments		9,341,349		9,341,349
		9,341,349		9,341,349
		9,341,349		9,341,349

				12/31/2024
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		3,887,100		3,887,100
Marketable securities	1,203,776	12,159,735		13,363,511
	1,203,776	16,046,835		17,250,611

At fair value through other comprehensive income
Other investments - (note 14.1)			38,196	1,138,066
	1,099,870		38,196	1,138,066

Biological assets			22,283,001	22,283,001
			22,283,001	22,283,001
Total assets	2,303,646	16,046,835	22,321,197	40,671,678

Liabilities
At fair value through profit or loss
Derivative financial instruments		10,454,820		10,454,820
		10,454,820		10,454,820
Total liabilities		10,454,820		10,454,820